33. Financial instruments and risk management (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Gain (loss) on hedge transaction	R$ 18,210	R$ 1,207
Total expense recognized for capped call operations	56,306
Changes in fair value for capped call operation	74,728	R$ 23,229
Changes in exchange rate for capped call operation	R$ 18,422
Percentage of consumption of hedging			23.00%	65.00%
Foreign Currency Risk Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Exchange rate	5.1967